CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 US$ USD ($)
Cost of revenues, purchases from a related party		4,100	4,280
Fulfillment, service fees payable to related parties	9,625	9,625	13,275	1,529
General and administrative, consulting fees paid to related parties			2,732